Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Financial Effects of Troubled Debt Restructurings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Financial Effects of Troubled Debt Restructurings [Line Items]
Number of Contracts	8	32
Pre-modification Outstanding Recorded Investment	$ 1,101	$ 1,727
Post-modification Outstanding Recorded Investment	1,080	1,355
1-4 Family [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Financial Effects of Troubled Debt Restructurings [Line Items]
Number of Contracts	2	2
Pre-modification Outstanding Recorded Investment	760	210
Post-modification Outstanding Recorded Investment	760	219
Residential Developments [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Financial Effects of Troubled Debt Restructurings [Line Items]
Number of Contracts	0	0
Pre-modification Outstanding Recorded Investment	0	0
Post-modification Outstanding Recorded Investment	0	0
Commercial Real Estate Other Receivable [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Financial Effects of Troubled Debt Restructurings [Line Items]
Number of Contracts	1	3
Pre-modification Outstanding Recorded Investment	155	754
Post-modification Outstanding Recorded Investment	155	329
Consumer [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Financial Effects of Troubled Debt Restructurings [Line Items]
Number of Contracts	4	21
Pre-modification Outstanding Recorded Investment	155	528
Post-modification Outstanding Recorded Investment	140	548
Construction Industry [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Financial Effects of Troubled Debt Restructurings [Line Items]
Number of Contracts	0	1
Pre-modification Outstanding Recorded Investment	0	41
Post-modification Outstanding Recorded Investment	0	41
Commercial Business Other [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Financial Effects of Troubled Debt Restructurings [Line Items]
Number of Contracts	1	5
Pre-modification Outstanding Recorded Investment	31	194
Post-modification Outstanding Recorded Investment	$ 25	$ 218